NON-CONTROLLING INTERESTS - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) minesite	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 8,966
Profit (loss), attributable to non-controlling interests	2,161	$ 944
Cash contributed	$ 362	146
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	38.50%
Non-controlling interests	$ 6,379	6,162
Profit (loss), attributable to non-controlling interests	1,851	884
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	0
Disbursements	$ (1,579)	(667)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests	$ 1,160	1,143
Profit (loss), attributable to non-controlling interests	272	101
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	0
Disbursements	$ (168)	(84)
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Non-controlling interests	$ 375	322
Profit (loss), attributable to non-controlling interests	95	53
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	0
Disbursements	$ (75)	0
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Non-controlling interests	$ 695	760
Profit (loss), attributable to non-controlling interests	(57)	(31)
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	(686)
Increase (decrease) in NCI through acquisition (divestiture)	404
Disbursements	$ 0	(34)
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	10.30%
Non-controlling interests	$ 16	16
Profit (loss), attributable to non-controlling interests	10	0
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	(19)
Disbursements	$ (7)	0
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Non-controlling interests	$ 421	338
Profit (loss), attributable to non-controlling interests	(10)	(63)
Cash contributed	362	146
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	0
Disbursements	0	0
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(80)	(80)
Profit (loss), attributable to non-controlling interests	0	0
Cash contributed	0	0
Loulo-Gounkoto NCI write-off	0
Increase (decrease) in NCI through acquisition (divestiture)	0
Disbursements	0	0
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	8,966	8,661
Profit (loss), attributable to non-controlling interests	2,161	944
Cash contributed	362	146
Loulo-Gounkoto NCI write-off	(686)
Increase (decrease) in NCI through acquisition (divestiture)	385
Disbursements	$ (1,829)	$ (785)